Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2023
Condensed Financial Information of the Parent Company [Abstract]
Condensed balance sheets
	As of September 30,
	2023	2022
	US$	US$
Assets
Current assets
Cash	$64	$—
Deferred offering costs	47,580	—
Amount due from subsidiaries	3,521,756	2,734,553
Total current assets	3,569,400	2,734,553
Total assets	3,569,400	2,734,553

Liabilities
Current liabilities
Accrued expenses and other current liabilities	72,276	—
Amounts due to related parties	211	—
Total current liabilities	72,487	—
Total liabilities	72,487	—

Shareholders’ equity
Ordinary shares (par value of US$0.00025 per share; 200,000,000 ordinary shares authorized, 20,000,000 ordinary shares issued and outstanding as of September 30, 2023 and 2022, respectively)	5,000	5,000
Additional paid in capital	1,549,913	119,301
Statutory reserve	11,348	—
Retained earnings	2,052,553	2,716,629
Accumulated other comprehensive (loss)	(121,901)	(106,377)
Total shareholders’ equity	3,496,913	2,734,553
Total liabilities and shareholders’ equity	$3,569,400	$2,734,553

Condensed statements of operations and comprehensive loss
	For the years ended
	September 30,
	2023	2022	2021
	US$	US$	US$

(Loss)/income before income taxes	(716,678)	1,452,333	853,206
Income tax provision	63,950	(385,958)	(101,540)
Net (loss)/income	(652,728)	1,066,375	751,666
Other comprehensive loss:
Foreign currency translation difference	(15,524)	(57,722)	(31,726)
Total comprehensive (loss)/income	(668,252)	1,008,653	719,940

Condensed statements of cash flows
	For the years ended
	September 30,
	2023	2022	2021
	US$	US$	US$
Cash flows from operating activities:
Net (loss)/income	(652,728)	1,066,375	751,666
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:	—	—	—
Equity in loss/(income) of subsidiaries	652,792	(1,066,375)	(751,666)
Net cash provided by operating activities	64	—	—
Net cash provided by investing activities	—	—	—
Net cash provided by financing activities	—	—	—
Net increase/decrease in cash	64	—	—
Cash at beginning of year	—	—	—
Cash at end of year	64	—	—